Statement of Changes in Net Assets Available for Benefits - EBP014 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 135,983
Interest and dividend income	36,556
Total investment income	172,539
Interest income on notes receivable from participants	4,129
Contributions:
Employer, net of forfeitures	51,592
Participants	61,519
Total contributions	113,111
Total additions	289,779
Deductions
Payments to participants	16,522
Administrative expenses	3,010
Total deductions	19,532
Net increase in net assets available for benefits	270,247
Net assets available for benefits at beginning of year	1,299,474
Net assets available for benefits at end of year	$ 1,569,721